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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Advent International Corporation
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Address:            75 State Street
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                    Boston, MA  02109
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                 -----------------------------------------------------

13F File Number:  28-     6054
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:               Janet L. Hennessy
                 -----------------------------------------------------
Title:              Vice President and Treasurer
                 -----------------------------------------------------
Phone:              (617) 951-9447
                 -----------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                   Boston, MA               October 12, 2004
---------------------               ---------------             ----------------
    [Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          None
                                                   ----------------------

Form 13F Information Table Entry Total:                       9
                                                   ----------------------

Form 13F Information Table Value Total:                $     304,201
                                                   ----------------------
                                                         (thousands)
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                           FORM 13F INFORMATION TABLE

             COLUMN 1         COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7             COLUMN 8
             --------         --------    --------    --------         --------       --------   --------             --------
                              TITLE OF                VALUE     SHRS OR     SH/PUT   INVESTMENT   OTHER          VOTING AUTHORITY
          NAME OF ISSUER       CLASS       CUSIP     (x$1000)   PRN AMT    PRN CALL  DISCRETION  MANAGERS      SOLE    SHARED   NONE
          --------------       -----       -----     --------   -------    --------  ----------  --------      ----    ------   ----
ANADYS PHARMACEUTICALS, INC.   COMMON   03252Q-40-8     1,985     374,584               SOLE                  374,584
ASPEN TECHNOLGY, INC.          COMMON   045327-10-3   209,910  30,030,000               SOLE               30,030,000
EXELIXIS                       COMMON   30161Q-10-4     7,039     873,304               SOLE                  873,304
ILEX ONCOLOGY, INC.            COMMON   451923-10-6     2,517     100,000               SOLE                  100,000
INTERWAVE COMMUNICATIONS       COMMON   G4911N-10-2        12       2,045               SOLE                    2,045
IONICS INC                     COMMON   462218-10-8     6,750     250,000               SOLE                  250,000
KIRKLAND'S INC.                COMMON   497498-10-5    59,280   6,306,407               SOLE                6,306,407
MTI TECHNOLOGY, CORP.          COMMON   553903-10-5     7,357   4,156,512               SOLE                4,156,512
STEREOTAXIS, INC.              COMMON   85916J-10-2     9,351     960,058               SOLE                  960,058

                                                      304,201
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